Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2024
Registrant Name	dei_EntityRegistrantName	Legg Mason Partners Income Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000764624
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2025
Prospectus Date	rr_ProspectusDate	Apr. 01, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A